SHARE CAPITAL (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 29, 2016	Jun. 30, 2016	Jun. 30, 2015
Stockholders' Equity [Line Items]
Stock options granted to employees		461,666
Vesting period		4 years
Expected volatility		1.16%
Dividend yield		0.00%
Expected life in years		6 years 3 months
Options forfeiture rate		10.00%
Share-based compensation		$ 459	$ 544
Minimum [Member]
Stockholders' Equity [Line Items]
Stock options granted, weighted average exercise price		$ 0.83
Risk-free interest rate		1.46%
Maximum [Member]
Stockholders' Equity [Line Items]
Stock options granted, weighted average exercise price		$ 1.24
Risk-free interest rate		1.79%
Restricted Stock Units (RSUs) [Member]
Stockholders' Equity [Line Items]
Vesting period		1 year
Number of shares approved		15,000
Warrant [Member]
Stockholders' Equity [Line Items]
Warrants outstanding		1,976,157
Warrants exercised in period	333,333